Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 14,545	$ 12,934
Property plant and equipment, net	7,022	5,948
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	254	259
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,942	1,659
Accumulated depreciation	(652)	(590)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	12,349	11,016
Accumulated depreciation	$ (6,871)	$ (6,396)